Earnings Per Share - Earnings per share computations (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Sep. 30, 2016	Sep. 30, 2015
Earnings Per Share [Abstract]
Weighted average common shares oustanding during the period-shares used for basic earnings per common share	9,879	9,975	9,846	9,756
Common shares issuable under share based payment plans which are potentially dilutive	44	65	44	71
Common shares used for diluted earnings per common share	9,923	10,040	9,890	9,827
Income from continuing operations	$ 1,682	$ 41,750	$ 12,024	$ 6,093
Discontinued operations	0	0	0	2,179
Net income attributable to the Company	$ 1,682	$ 41,750	$ 12,024	$ 8,272
Basic earnings per common share:
Income from continuing operations	$ 0.17	$ 4.19	$ 1.22	$ 0.62
Discontinued operations	0.00	0.00	0.00	0.23
Net income	0.17	4.19	1.22	0.85
Diluted earnings per common share
Income from continuing operations	0.17	4.16	1.22	0.62
Discontinued operations	0.00	0.00	0.00	0.22
Net income	$ 0.17	$ 4.16	$ 1.22	$ 0.84